FINANCIAL RISK MANAGEMENT, Financial Instrument Categories (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS [Abstract]
Total current assets	$ 2,018,059,588	$ 1,268,679,498
NON-CURRENT ASSETS [Abstract]
Total non-current assets	421,894	554,996
Total assets	2,018,481,482	1,269,234,494
CURRENT LIABILITIES [Abstract]
Total current liabilities	368,882,653	225,558,217
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	1,460,728,384	659,997,560
Total liabilities	1,829,611,037	885,555,777
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	100,455,959	100,927,529
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	244,877,733	103,129,469
Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	23,202,072	21,180,262
Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	346,889	320,957
Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	1,460,728,384	659,997,560
Financial Liabilities at Fair Value [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Total liabilities	0	0
Financial Liabilities at Fair Value [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	0	0
Financial Liabilities at Fair Value [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	0	0
Financial Liabilities at Amortized Cost [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	368,882,653	225,558,217
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	1,460,728,384	659,997,560
Total liabilities	1,829,611,037	885,555,777
Financial Liabilities at Amortized Cost [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	100,455,959	100,927,529
Financial Liabilities at Amortized Cost [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	244,877,733	103,129,469
Financial Liabilities at Amortized Cost [Member] | Payroll and Social Security Taxes Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	23,202,072	21,180,262
Financial Liabilities at Amortized Cost [Member] | Other Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities	346,889	320,957
Financial Liabilities at Amortized Cost [Member] | Loans [Member]
NON-CURRENT LIABILITIES [Abstract]
Total non-current liabilities	1,460,728,384	659,997,560
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	196,614,744	205,237,736
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	13,270,484	15,605,070
NON-CURRENT ASSETS [Abstract]
Total non-current assets	421,894	554,996
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	355,915,568	357,298,924
Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	648,152,264	611,643,130
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	804,106,528	78,894,638
Financial Assets at Fair Value [Member]
CURRENT ASSETS [Abstract]
Total current assets	732,778,429	634,949,536
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Total assets	732,778,429	634,949,536
Financial Assets at Fair Value [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Fair Value [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
NON-CURRENT ASSETS [Abstract]
Total non-current assets	0	0
Financial Assets at Fair Value [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	648,152,264	611,643,130
Financial Assets at Fair Value [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	84,626,165	23,306,406
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	1,285,281,159	633,729,962
NON-CURRENT ASSETS [Abstract]
Total non-current assets	421,894	554,996
Total assets	1,285,703,053	634,284,958
Financial Assets at Amortized Cost [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	196,614,744	205,237,736
Financial Assets at Amortized Cost [Member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets	13,270,484	15,605,070
NON-CURRENT ASSETS [Abstract]
Total non-current assets	421,894	554,996
Financial Assets at Amortized Cost [Member] | Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets	355,915,568	357,298,924
Financial Assets at Amortized Cost [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	0	0
Financial Assets at Amortized Cost [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets	$ 719,480,363	$ 55,588,232